Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets

	December 31,	December 31,
	2021	2020
Security Deposits	1,102	418
Restricted cash	110	33
Total Other Assets	$1,212	$451